Effect of One Percent Change in Health Care Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Effect on total service and interest components, One Percentage Point Increase	$ 2
Effect on postretirement benefit obligation, One Percentage Point Increase	10
Effect on total service and interest components, One Percentage Point Decrease	(2)
Effect on postretirement benefit obligation, One Percentage Point Decrease	$ (9)